Borrowings - Schedule of Borrowings (Detail) R in Millions, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jul. 25, 2019 USD ($) tranche	May 09, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 ZAR (R)	Sep. 27, 2021 USD ($)	Apr. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 19, 2020 AUD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 1,200.0
Borrowings					1,079.3	$ 1,078.1
Current borrowings					0.0	0.0
Non-current borrowings					1,079.3	1,078.1
Total proceeds from issue of notes and debentures		$ 1,000.0
Average borrowings interest rate		5.625%
Term loan and revolving credit facility	$ 1,290.0
Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities	$ 1,200.0
Number of tranches of borrowings | tranche	2
Borrowings extension term, exercised				1 year
Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Borrowings extension term, exercised			1 year
Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Borrowings extension term, exercised			2 years
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 500.0	$ 500.0
Borrowings maturity, term					5 years	5 years
Borrowings					$ 498.8	$ 497.9
Nominal Interest rate					5.125%		5.125%	5.125%
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 500.0	$ 500.0
Borrowings maturity, term					10 years	10 years
Borrowings					$ 497.0	$ 496.7
Nominal Interest rate					6.125%		6.125%	6.125%
US$150 million revolving senior secured credit facility - old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 150.0
Borrowings					$ 0.0	0.0
Nominal Interest rate					2.80%		2.80%	2.80%
Commitment fee					0.50%		0.50%	0.50%
US$150 million revolving senior secured credit facility - old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings										$ 150.0
US$150 million revolving senior secured credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 150.0
Borrowings					$ 83.5	83.5
Nominal Interest rate					1.40%		1.40%	1.40%
Commitment fee					0.50%		0.50%	0.50%
US$150 million revolving senior secured credit facility – new | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 150.0					$ 150.0
US$100 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					100.0
Borrowings					$ 0.0	0.0
Nominal Interest rate					2.75%		2.75%	2.75%
Commitment fee					0.90%		0.90%	0.90%
US$100 million revolving credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 100.0
A$500 million syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							$ 500
Borrowings					$ 0.0	0.0
Nominal Interest rate					2.20%		2.20%	2.20%
Commitment fee					0.88%		0.88%	0.88%
US$1,200 million revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 1,200.0
Borrowings					0.0	0.0					$ 250.0
US$1,200 million revolving credit facilities | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 1,200.0	$ 1,200.0
US$1,200 million revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			1,055.0	870.0
US$1,200 million revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			960.0
US$1,200 million revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			95.0
Facility A
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 600.0
Borrowings maturity, term					3 years
Borrowings					$ 0.0	0.0
Nominal Interest rate					1.45%		1.45%	1.45%
Commitment fee					0.51%		0.51%	0.51%
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			600.0	600.0
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				435.0
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | Later than 1 year and not later than 3 years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			550.0
Facility B
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 600.0
Borrowings maturity, term					5 years
Borrowings					$ 0.0	0.0
Nominal Interest rate					1.70%		1.70%	1.70%
Commitment fee					0.60%		0.60%	0.60%
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				600.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | Later than 1 year and not later than 3 years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			600.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 435.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 505.0
R 1,500 million Nedbank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R								R 1,500
Borrowings					$ 0.0	0.0
Nominal Interest rate					2.80%		2.80%	2.80%
Commitment fee					0.90%		0.90%	0.90%
R 500 million Merchant Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R								R 500
Borrowings					$ 0.0	0.0
Nominal Interest rate					2.15%		2.15%	2.15%
Commitment fee					0.71%		0.71%	0.71%
R 500 million Absa Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R								R 500
Borrowings					$ 0.0	0.0
Nominal Interest rate					2.20%		2.20%	2.20%
Commitment fee					0.77%		0.77%	0.77%
Short-term Rand uncommitted credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 0.0	0.0
Us Five Hundred Million Five Year Notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					500.0
Nominal Interest rate		5.125%
Unamortized transaction costs					1.2	2.1
US$500 million 10-year notes issue (the 10-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					500.0
Nominal Interest rate		6.125%
Unamortized transaction costs					$ 2.4	$ 3.3
AU $ 500 million syndicated revolving credit facility - old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings												$ 500
3 year revolving credit facility | Revolving credit facility | Gold Fields Ghana Holdings | Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	3 years
Remaining borrowings	$ 600.0
Extension term	2 years
5 year revolving credit facility | Revolving credit facility | Gold Fields Ghana Holdings | Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	5 years
Extension term	2 years
Current borrowings	$ 600.0
US$1,290 million term loan and revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 1,290.0